Material Accounting Policy Information (Tables)	12 Months Ended
Jun. 30, 2025
Material Accounting Policy Information [Abstract]
Schedule of Details of the Subsidiaries

The principal place of business of the subsidiaries are in Malaysia and/or incorporated in Malaysia unless indicated otherwise. The details of the subsidiaries are as follows:

	Ownership Interest in equity
Name of company	June 30, 2025%	June 30, 2024%	Principal activities

ARB IOT (M) Sdn. Bhd. (“AIMSB”)	100	100	Investment holding

ARB IOT Group Sdn. Bhd. (“AIGSB”)	100	100	Investment holding

Subsidiaries of AIGSB
ARB AI Agro Sdn. Bhd. (“ARB AI Agro”)	100	100	Investment holding

Subsidiary of ARB AI Agro
ARB Agro Technology Sdn. Bhd. (“ARB Agro Tech”)	100	100	Business in digital agricultural technology

ARB AI Sdn. Bhd. (“ARB AI”)	*	100	Dormant

Subsidiary of ARB AI
ARBIOT Sdn. Bhd. (“ARBIOT”)	*	100	Dormant

ARB Lab Sdn. Bhd. (“ARB Lab”)	100	100	Investment holding

Subsidiaries of ARB Lab
ARB R&D Sdn. Bhd. (“ARB R&D”)	100	100	Development of IT and IoT for software and hardware

Subsidiaries of ARB R&D
ARB Innovation Sdn. Bhd. (“ARB Innovation”)	100	100	Provision of IT software and hardware solution

ARB R1 Technology Sdn. Bhd (“ARB R1”)	100	100	Dormant

ARB Robotic Sdn. Bhd. (“ARB Robotic”)	100	100	Investment holding

Subsidiary of ARB Robotic
ARB Intelligence Sdn. Bhd. (“ARB Intelligence”)	100	100	IoT cloud business platform

The principal place of business of the subsidiaries are in Malaysia and/or incorporated in Malaysia unless indicated otherwise. The details of the subsidiaries are as follows: (Cont’d)

	Ownership Interest in equity
Name of company	June 30, 2025%	June 30, 2024%	Principal activities

ARB Techsymbol Sdn. Bhd. (“ARB Techsymbol”)	*	100	Dormant

Subsidiaries of ARB Techsymbol
ARB Logistic Technologies Sdn. Bhd. (“ARB Logistic”)	*	100	Dormant

ARB WMS Technologies Sdn. Bhd. (“ARB WMS”)	*	100	Dormant

ARB Information Sdn. Bhd. (“ARB Information”)	*	100	Dormant

Subsidiary of ARB Information
ARB AI Technology Sdn. Bhd. (“ARB AI Tech”)	*	100	Dormant

ARB 5G Sdn. Bhd. (“ARB 5G”)	*	100	Dormant

Subsidiary of ARB 5G
ARB Big Data Sdn. Bhd. (“ARB Big Data”)	*	100	Dormant

ARB Synergy Sdn. Bhd. (“ARB Synergy”)	100	-	Investment holding

Subsidiary of ARB Synergy
ARB Databook Pte. Ltd. (“ARB Databook”)#	100	-	Dormant

*	The company ceased operation during the financial year ended June 30, 2025, undergoes strike-off exercise and deemed written off from the Group as of June 30, 2025.

#	ARB Databook is incorporated in Singapore.

Schedule of Principal Annual Rates	The principal annual rates used are as follows:
Rate
Computer system and equipment	10% - 20%